Sales and other operating revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Summary of revenue from contracts with customers, by product

			$ million
	2022	2021	2020
Crude oil	6,309	5,483	5,048
Oil products	149,854	101,418	63,564
Natural gas, LNG and NGLs	41,770	24,378	10,762
Non-oil products and other revenues from contracts with customers	7,896	6,082	9,779
Revenue from contracts with customers	205,829	137,361	89,153
Other operating revenues[a]	35,563	20,378	16,791
Total sales and other operating revenues	241,392	157,739	105,944